Warrants - Schedule of Fair Value was Calculated using the Black–Scholes Option Pricing Model (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Was Calculated Using The Black Scholes Option Pricing Model Abstract
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	72.00%	72.00%	72.00%
Risk-free interest rate	4.324%	3.872%	3.97%
Underlying share price (in Dollars per share)	$ 0.8	$ 4.88	$ 19.656
Exercise price (in Dollars per share)	$ 68.38	$ 68.38	$ 68.38
Warrants fair value (in Dollars)	$ 4	$ 192	$ 2,396